Employee benefit plans - Pension Investment Asset Allocation (Details) - Pension Plan	Dec. 31, 2021	Dec. 31, 2020
United States
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	100.00%	100.00%
United States | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	60.00%	62.00%
United States | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	37.00%	36.00%
United States | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	2.00%	2.00%
United States | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	1.00%	0.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	100.00%	100.00%
Foreign | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	82.00%	82.00%
Foreign | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	8.00%	8.00%
Foreign | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	9.00%	9.00%
Foreign | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	1.00%	1.00%